CHANGES IN ACCOUNTING POLICIES (Details) - CAD CAD in Millions	Dec. 31, 2015	Dec. 31, 2014
CHANGES IN ACCOUNTING POLICIES
Deferred amounts and other assets	CAD 3,160	CAD 3,092
Long-term debt	39,391	33,307
Accounting Standards Update 2015-03 | Adjustments
CHANGES IN ACCOUNTING POLICIES
Deferred amounts and other assets	(149)	(116)
Long-term debt	CAD (149)	CAD (116)